Organization and Summary of Significant Accounting Policies (Details 15) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit liabilities, net of tax	$ 18,638	$ 16,787	$ 18,944
Foreign currency translation	8,221	3,411	3,268
Accumulated other comprehensive loss, total	$ 26,859	$ 20,198	$ 22,212